Risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Fair Value Disclosures [Abstract]
Schedule of interest rate risk
Our exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements. We have set out our exposure to interest rate risk on our net debt obligations at June 30, 2019 in the table below:

(In $ millions)	Principal outstanding	Hedging instruments - see below	Net exposure	Impact of 1% increase in rates - see below
Senior Credit Facilities	5,662	4,500	1,162	36
Debt contained within VIEs	645	—	645	6
Total floating rate debt obligations	6,307	4,500	1,807	42
Senior secured notes (1)	458	—	N/A	—
Less: Cash and Restricted Cash	(1,469)	—	(1,469)	(15)
Net debt	5,296	4,500	338	27

(1) The interest on the senior secured notes is fixed and therefore does not have exposure to interest rate fluctuations

Schedule of sensitivity analysis
The LIBOR rate applied on our debt at June 30, 2019 was 2.33%. Therefore, the interest cap would mitigate the impact of 46% of a theoretical 1% point increase in the LIBOR rate. This is set out in the below table.

(In $ millions)	Amount	Impact of 1% point increase in rates (before impact of interest rate cap)	Less: impact of interest rate cap	Impact of 1% point increase in rates (after impact of interest rate cap)

Senior Credit Facility debt - hedged	4,500	45	(21)	24
Senior Credit Facility debt - not hedged	1,162	12	—	12
Total Senior Credit Facility Debt	5,662	57	(21)	36

Schedule of realized and unrealized gains and losses
Gains and losses on derivatives reported in our Consolidated Statement of Operations included the following:

(In $ millions)	Successor	Predecessor	Successor	Predecessor
(Loss)/gain recognized in the Consolidated Statement of Operations relating to derivative financial instruments	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Interest rate cap agreement	(6)	(7)	(33)	(7)
Archer convertible debt instrument	—	7	—	4
Interest rate swap agreements not qualified as hedge accounting	—	(1)	—	(1)
Loss on derivative financial instruments	(6)	(1)	(33)	(4)

Schedule of derivative financial instruments
Derivative financial instruments included in our Consolidated Balance Sheet, within "Other Assets" included the following:

(In $ millions)	Maturity date	Applicable rate	Outstanding principal - June 30, 2019	As at June 30, 2019	As at December 31, 2018

Interest rate cap	June 2023	2.87% LIBOR cap	4,500	7	39
				7	39

Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at June 30, 2019 and December 31, 2018 are as follows:

	Successor		Successor
	As at June 30, 2019		As at December 31, 2018
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	489	489	476	476

Liabilities
Secured credit facilities (Level 2)	5,449	5,532	5,388	5,519
Credit facilities contained within variable interest entities (Level 2)	611	621	612	626
Senior secured notes (Level 1)	445	458	770	769
Related party loans payable by the VIE (Level 2)	227	232	222	226

(1)	Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis

Schedule of financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at June 30, 2019 (Successor) and December 31, 2018 (Successor) are as follows:

	Successor		Successor
	As at June 30, 2019		As at December 31, 2018
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	1,251	1,251	1,542	1,542
Restricted cash (Level 1)	218	218	461	461
Marketable securities (Level 1)	22	22	57	57
Related party loans receivable - Archer convertible debt (Level 3)	49	49	43	43
Interest rate cap (Level 2)	7	7	39	39
Temporary equity
Redeemable non-controlling interest (Level 3)	37	37	38	38